Upright Investments Trust

349 Ridgedale Ave.

East Hanover NJ 07936

March 10, 2016

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

Upright Investments Trust

File Nos.

333-49109

811-08723

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective February 5, 2016 do not differ from those filed in the Post-Effective Amendment No. 26, which was filed electronically February 11, 2016.

Sincerely,

/s/ David Y. S. Chiueh

David Y. S. Chiueh

President, CFO and Trustee